Assets Held For Sale (detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Assets Held For Sale Not Part Of Disposal Group Current [Abstract]
Assets Held For Sale	$ 0	$ 5,025